Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false